Employee benefit expenses	12 Months Ended
Dec. 31, 2025
Information
Employee benefit expenses

8.Employee benefit expenses

	31 December 2025	31 December 2024	31 December 2023
Wages and salaries (*)	35,086,787	34,171,035	26,148,693
Defined benefit plan (**)	420,984	489,632	579,560
Defined contribution plans	220,614	124,826	142,681
	35,728,385	34,785,493	26,870,934
(*)	Wages and salaries include compulsory social security contributions, bonuses and share based payments.
(**)

Remeasurements of defined benefit plans for the years ended 31 December 2025, 2024 and 2023 amounting to TL 1,161,825, TL (231,601) and TL (283,013) respectively are reflected in other comprehensive income.

Employee benefit expenses are recognized in cost of revenue, selling and marketing expenses and administrative expenses.